Intangible Assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Cost	¥ 2,457	¥ 2,121	¥ 2,218
Accumulated amortization	(694)	(404)	(211)
Net book amount	1,763	1,717	2,007
Opening net book amount	1,717	2,007
Additions	15	4
Business combination (Note 24)	323	24	2,213
Disposals	(1)	(1)
Amortization charge	(291)	(317)	(206)
Closing net book amount	1,763	1,717	2,007
Domain Name Trademark And Internet Audio Video Program Transmission License
Disclosure Of Intangible Assets [Line Items]
Cost	1,340	1,340	1,340
Accumulated amortization	(287)	(171)	(55)
Net book amount	1,053	1,169	1,285
Opening net book amount	1,169	1,285
Business combination (Note 24)			1,340
Amortization charge	(116)	(116)	(55)
Closing net book amount	1,053	1,169	1,285
Copyrights
Disclosure Of Intangible Assets [Line Items]
Cost	285
Accumulated amortization	(13)
Net book amount	272
Additions	4
Business combination (Note 24)	281
Amortization charge	(13)
Closing net book amount	272
Supplier Resources
Disclosure Of Intangible Assets [Line Items]
Cost	335	331	315
Accumulated amortization	(123)	(72)	(23)
Net book amount	212	259	292
Opening net book amount	259	292
Business combination (Note 24)	4	16	315
Amortization charge	(51)	(49)	(23)
Closing net book amount	212	259	292
Customer-related intangible assets
Disclosure Of Intangible Assets [Line Items]
Cost	238	238	235
Accumulated amortization	(152)	(90)	(29)
Net book amount	86	148	206
Opening net book amount	148	206
Business combination (Note 24)		3	235
Amortization charge	(62)	(61)	(29)
Closing net book amount	86	148	206
Non Compete Agreement
Disclosure Of Intangible Assets [Line Items]
Cost	134	131	131
Accumulated amortization	(71)	(42)	(14)
Net book amount	63	89	117
Opening net book amount	89	117
Business combination (Note 24)	3	1	131
Amortization charge	(29)	(29)	(14)
Closing net book amount	63	89	117
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cost	125	81	197
Accumulated amortization	(48)	(29)	(90)
Net book amount	77	52	107
Opening net book amount	52	107
Additions	11	4
Business combination (Note 24)	35	4	192
Disposals	(1)	(1)
Amortization charge	(20)	(62)	(85)
Closing net book amount	¥ 77	¥ 52	¥ 107